Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Depreciation expense	$ 22,814	$ 17,087	$ 18,495
Initial public offering expenses		345,925	$ 389,396
Warranty provision	$ 12,335	$ 5,793
Dilutive securities outstanding (in Shares)	3,853,505	6,452,491
Percentage of bank deposits annual interest rate	4.00%
Employee Severance [Member]
Significant Accounting Policies [Line Items]
Employees monthly deposits rate	8.33%